INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Inventories [Table Text Block]
	December 31,	December 31,
	2012	2011
Raw materials	$3,584,355	$5,488,149
Work in Process	240,693	4,102,102
Finished goods	4,292,975	4,327,818
Installations in process	8,679,650	8,399,191
	$16,797,673	$22,317,260